Earnings per Share (EPS) (Tables)	3 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Earnings allocation method utilized in the calculation of basic and diluted EPS
The following illustrates the earnings allocation method utilized in the calculation of basic and diluted EPS:

	Three Months Ended
	March 31,
	2015	2014
	(In millions, except per share data)
EPS numerator:
Loss from continuing operations, net of income taxes	$(164.4)	$(44.3)
Less: Net income attributable to noncontrolling interests	3.3	4.4
Loss from continuing operations attributable to common stockholders, before allocation of earnings to participating securities	(167.7)	(48.7)
Less: Earnings allocated to participating securities	—	0.3
Loss from continuing operations attributable to common stockholders, after allocation of earnings to participating securities	(167.7)	(49.0)
(Loss) income from discontinued operations attributable to common stockholders, after allocation of earnings to participating securities	(8.9)	0.2
Net loss attributable to common stockholders, after earnings allocated to participating securities	$(176.6)	$(48.8)

EPS denominator:
Weighted average shares outstanding — basic and diluted	18.0	17.9

Basic and diluted EPS attributable to common stockholders:
Loss from continuing operations	$(9.31)	$(2.74)
Loss from discontinued operations	(0.50)	0.01
Net loss attributable to common stockholders	$(9.81)	$(2.73)